Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Pro forma summary balance sheet data
The following table presents pro forma select summary balance sheet data as of June 30, 2017, reflecting adjustments for the Janssen Purchase Agreement including (a) an increase in cash of $21,250,000, (b) recording of an escrow receivable from sale of $3,750,000 which represents managements best estimate of the amount ultimately to be collected, (c) recording estimated closing costs of approximately $125,000, and (d) recording a reduction to our accumulated deficit and increase to stockholders’ equity of $24,875,000 which reflects the pro forma gain to be recorded on the transaction after direct transaction costs are paid:

	As of June 30, 2017
	Actual	Pro forma
	(unaudited)	(unaudited)
Cash and cash equivalents	$5,460,699	$26,710,699
Escrow funds from the sale of asset	—	3,750,000
Total assets	6,047,731	31,047,731
Total liabilities	2,912,236	3,037,236
Preferred stock	4	4
Common stock	14,115	14,115
Additional paid in capital	76,915,611	76,915,611
Accumulated deficit	(73,794,235)	(48,919,235)
Total stockholders' equity	3,135,495	28,010,495